Shareholder Report, Average Annual Return (Details)	12 Months Ended	18 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
SMI 3Fourteen Full-Cycle Trend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.77%)	1.22%
S&P® 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	17.55%